Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 52,931	$ 47,322	$ 34,157
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	22,240	28,669	23,383
Stock-based compensation	3,835	4,711	3,987
Accretion of discount on Series B Debentures	85	106	134
Impairment of right of use asset		1,439	351
Capital loss (gain) from sale of property and equipment	26	(60)	44
Net changes in operating assets and liabilities
Increase in net trade receivables, unbilled receivables and contract assets	(21,860)	(13,937)	(5,168)
Decrease (increase) in other operating assets	7,729	17,743	(2,049)
Decrease in deferred tax liabilities, net	(10,134)	(1,902)	(16)
Increase (decrease) in trade payables	4,634	(529)	(1,344)
Decrease (increase) in other operating liabilities	(8,046)	(8,325)	1,435
Increase (decrease) deferred revenues	(7,738)	4,930	2,992
Increase in accrued severance pay, net	78	375	349
Net cash provided by operating activities	43,780	80,542	58,255
Cash flows from investing activities:
Purchase of property and equipment	(2,757)	(3,786)	(2,633)
Proceeds from sale of property and equipment	54	1,111	12
Capitalized software development costs	(6,097)	(7,911)	(5,798)
Net cash received from (paid for) acquisitions (b)	(3,466)	831	(109,052)
Proceeds from (investment in) short-term bank deposits, net	26	10,031	(30,397)
Proceeds from restricted deposit on account of future acquisition			22,890
Purchase of other intangible asset	(200)	(151)	(2,810)
Net cash provided by )used in( investing activities	(12,440)	125	(127,788)
Cash flows from financing activities:
Proceeds from employee stock options exercised		2,038	5,050
Receipt of short-term loan			20,000
Repayment of loans			(20,000)
Proceeds from issuance of Series B Debentures, net of issuance expenses			60,346
Repayment of Series B Debentures	(19,796)	(19,796)	(9,898)
Distribution of dividend	(38,579)	(20,255)	(7,044)
Payments of contingent consideration		(926)	(538)
Acquisition of non-controlling interests		(990)	(147)
Dividend to non-controlling interest		(31)
Proceeds from issuance of ordinary shares, net of issuance expenses			108,737
Net cash provided by (used in) financing activities	(58,375)	(39,960)	156,506
Effect of exchange rate changes on cash	(2,923)	(3,025)	(707)
Increase (decrease) in cash, and cash equivalents	(29,958)	37,682	86,266
Cash, cash equivalents at beginning of year	190,243	152,561	66,295
Cash and cash equivalents at end of year	160,285	190,243	152,561
Supplemental cash flow activities:
Interest, net	850	3,218	5,439
Income taxes, net	10,634	6,654	16,330
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)	317	238	10,839
Other long-term assets			(9,577)
Other long-term liabilities			24,572
Redeemable non-controlling interests			450
Goodwill and other intangible assets	(3,783)	593	(135,336)
Net cash paid for acquisitions, total	(3,466)	831	(109,052)
(c) Non-cash transactions:
Net lease liabilities arising (modifying) from obtaining right-of-use assets	(24)	5,526	1,861
Property and equipment purchase incurred but unpaid at year end	$ 268	$ 262	$ 490